Intangible Assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 3,227
Transfers		€ (3)
Intangible assets at end of period	4,491	3,227
Intangible assets | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	8,386	7,432
Foreign currency exchange differences	152	312
Additions from business combinations	1,802	562
Other additions	152	229
Retirements/disposals	(396)	(146)
Transfers	0
Intangible assets at end of period	10,096	8,386
Intangible assets | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(5,159)	(4,451)
Foreign currency exchange differences	(77)	(170)
Retirements/disposals	391	110
Additions amortization	(760)	(648)
Intangible assets at end of period	(5,605)	(5,159)
Software and Database Licenses
Changes in goodwill and intangible assets
Intangible assets at beginning of period	317
Transfers		25
Intangible assets at end of period	331	317
Software and Database Licenses | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	996	809
Foreign currency exchange differences	4	8
Additions from business combinations	2	4
Other additions	84	193
Retirements/disposals	(182)	(43)
Transfers	25
Intangible assets at end of period	929	996
Software and Database Licenses | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(679)	(601)
Foreign currency exchange differences	(5)	(6)
Retirements/disposals	180	23
Additions amortization	(94)	(95)
Intangible assets at end of period	(598)	(679)
Acquired Technology/IPRD
Changes in goodwill and intangible assets
Intangible assets at beginning of period	403
Transfers		0
Intangible assets at end of period	721	403
Acquired Technology/IPRD | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	2,178	1,992
Foreign currency exchange differences	48	100
Additions from business combinations	574	148
Other additions	0	0
Retirements/disposals	(48)	(62)
Transfers	0
Intangible assets at end of period	2,752	2,178
Acquired Technology/IPRD | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(1,775)	(1,544)
Foreign currency exchange differences	(33)	(77)
Retirements/disposals	48	62
Additions amortization	(271)	(216)
Intangible assets at end of period	(2,031)	(1,775)
Customer Relationship and Other Intangibles
Changes in goodwill and intangible assets
Intangible assets at beginning of period	2,507
Transfers		(28)
Intangible assets at end of period	3,439	2,507
Customer Relationship and Other Intangibles | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	5,212	4,631
Foreign currency exchange differences	100	204
Additions from business combinations	1,226	410
Other additions	68	36
Retirements/disposals	(166)	(41)
Transfers	(25)
Intangible assets at end of period	6,415	5,212
Customer Relationship and Other Intangibles | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(2,705)	(2,306)
Foreign currency exchange differences	(39)	(87)
Retirements/disposals	163	25
Additions amortization	(395)	(337)
Intangible assets at end of period	€ (2,976)	€ (2,705)